Submission	Nov. 25, 2024
Submission [Line Items]
Central Index Key	0001406234
Registrant Name	Brookfield Infrastructure Partners L.P.
Registration File Number	333-278529
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES